Unaudited Interim Condensed Consolidated Statement of Comprehensive Income - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Statement of comprehensive income [abstract]
PROFIT/(LOSS) FOR THE PERIOD	€ (65,173)	€ 24,740
Items that may be reclassified to profit or loss
Currency translation differences	720	612
Items that will not be reclassified to profit or loss
Defined benefit plan actuarial gains/(losses)	24	(10)
Other comprehensive income/(loss) for the period, net of tax	744	602
TOTAL COMPREHENSIVE INCOME/(LOSS) FOR THE PERIOD	€ (64,429)	€ 25,342